Common Stock Options	12 Months Ended
Sep. 30, 2011
Common Stock Options [Abstract]
Common Stock Options

8. COMMON STOCK OPTIONS

The Company's stockholders approved the RGC Resources, Inc. Key Employee Stock Option Plan ("KESOP"). The KESOP provides for the issuance of common stock options to officers and certain other full-time salaried employees to acquire shares of the Company's common stock. The KESOP requires each option's exercise price per share to equal the fair value of the Company's common stock as of the date of the grant. As of September 30, 2011, the number of shares available for future grants under the Plan is 4,000 shares.

FASB ASC No. 718 - Compensation-Stock Compensation requires that compensation expense be recognized for the issuance of equity instruments to employees. However, all options granted under the KESOP were issued prior to this requirement and fell under the provisions prescribed under Accounting Principles Board ("APB") Opinion No. 25, Accounting for Stock Issued to Employees. Under APB Opinion No. 25, the Company did not recognize stock-based employee compensation expense related to its KESOP in net income as all options granted under the KESOP had an exercise price equal to the market value of the underlying common stock on the date of the grant. The Company adopted the provisions of FASB ASC No. 718 using the modified prospective application. Under the modified prospective application, only new grants and grants that have been modified, cancelled or have not yet vested require recognition of compensation cost. The following table has been restated to reflect the effect of the two-for-one stock split.

The aggregate number of shares under option pursuant to the KESOP are as follows:

		Weighted-
		Average	Option
	Number	Exercise	Price
	of Shares	Price	Per Share

Options outstanding, September 30, 2009	44,000	$9.478	$9.050-$9.680
Options exercised	(16,000)	$9.574
Options expired	-

Options outstanding, September 30, 2010	28,000	$9.423	$9.050-$9.680
Options exercised	(17,000)	$9.664
Options expired	-

Options outstanding, September 30, 2011	11,000	$9.050	$9.050

The intrinsic value of the options exercised during fiscal 2011 and 2010 were $107,335 and $91,956, respectively.

Under the terms of the KESOP, the options become exercisable six months from the grant date and expire ten years subsequent to the grant date. All options outstanding were fully vested and exercisable at September 30, 2011 and 2010. No options were granted in 2011 and 2010. The Company received $164,285 and $153,180 from the exercise of options in 2011 and 2010, respectively.

		Options Outstanding and Exercisable
		Remaining
		Life	Exercise	Intrinsic
	Shares	(Years)	Price	Value
	11,000	1.2	9.050	105,600

Weighted average	11,000	1.2	$9.050	$105,600